Retirement and Pension Plans (Schedule of Estimated Prior Service Benefit and Actuarial (Loss)) (Details) (JPY ¥) In Millions	12 Months Ended
Mar. 31, 2011
Retirement and Pension Plans
Prior service benefit	¥ (808)
Actuarial loss	¥ 693